Borrowed Funds	12 Months Ended
Dec. 31, 2023
Borrowed Funds
Borrowed Funds

Note 11.  Borrowed Funds

The following table reflects the Company’s outstanding advances with FHLBB as of the balance sheet dates presented:

	2023	2022
FHLBB JNE Advances (1)
FHLBB term advance, 0.00%, due September 22, 2023	$0	$200,000
FHLBB term advance, 0.00%, due November 12, 2025	300,000	300,000
FHLBB term advance, 0.00%, due November 13, 2028	800,000	800,000
Total FHLBB JNE Advances	1,100,000	1,300,000

Overnight Borrowings
Correspondent Banks, 5.56%	9,000,000	0

Total FHLBB Advances	$10,100,000	$1,300,000

(1) The FHLBB is providing a subsidy, funded by the FHLBB’s earnings, to write down interest rates to 0% on JNE advances that finance qualifying loans to small businesses. JNE advances must support small business in New England that create and/or retain jobs, or otherwise contribute to overall economic development activities.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family residential properties, as well as certain qualifying CRE loans. Qualified collateral for these borrowings totaled $156,633,552 and $160,543,731 as of December 31, 2023 and 2022, respectively, and the Company’s gross potential borrowing capacity under this arrangement was $109,444,670 and $112,339,573, respectively, before reduction for outstanding advances and collateral pledges.

Under a separate agreement with the FHLBB, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB.  At December 31, 2023, $45,250,000 in FHLBB letters of credit was utilized as collateral for these deposits compared to $52,400,000 at December 31, 2022.  Total fees paid by the Company in connection with issuance of these letters of credit were $61,029 for 2023 and $58,824 for 2022.

The Company also maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2023 and 2022, with no outstanding advances under this line at either year-end date.  Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

The Company also has a BIC arrangement with the FRBB, which is intended to be used as a contingency funding source and is secured by eligible commercial & industrial loans and CRE loans not pledged to FHLBB and home equity loans, with an available line of $42,181,375 and $56,070,032 as of December 31, 2023 and 2022, respectively.  Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 550 basis points as of December 31, 2023.  As of December 31, 2023 and 2022, the Company had no outstanding advances against this line.

As of December 31, 2023, the Company had additional potential borrowing capacity, subject to pledging of required collateral consisting of eligible U.S. Agency and U.S. Government Securities, under the FRB’s BTFP which was established in March 2023 to provide banks with an additional source of liquidity.  This funding source will expire in March, 2024 with outstanding advances set to expire, unless renegotiated, as follows:

FRBB Advances
FRB BTFP term advance, 4.92%, due April 26, 2024	$10,000,000
FRB BTFP term advance, 4.71%, due May 13, 2024	10,000,000
FRB BTFP term advance, 4.91%, due May 17, 2024	6,500,000
FRB BTFP term advance, 4.93%, due December 16, 2024	18,000.000
Total BTFP Advances	$44,500,000

At December 31, 2023, the Company had an unsecured lines of credit with one correspondent bank totaling $12.5 million compared to unsecured lines of credit with two correspondent banks with aggregate available borrowing capacity totaling $20.5 million at December 31, 2022.  The Company had no outstanding advances against these lines as of the balance sheet dates presented.